Acquisitions, Divestitures and Related Transactions (Tables)	12 Months Ended
Dec. 31, 2016
PennTex Acquisition [Member]
Summary Of Preliminary Assets And Liability Acquired
The total purchase price was allocated as follows:

At November 1, 2016
Total current assets	$34
Property, plant and equipment	393
Goodwill(1)	177
Intangible assets	446
1,050

Total current liabilities	6
Long-term debt, less current maturities	164
Other non-current liabilities	17
Noncontrolling interest	236
423
Total consideration	627
Cash received	21
Total consideration, net of cash received	$606

(1)	None of the goodwill is expected to be deductible for tax purposes.
The fair values of the assets acquired and liabilities assumed were determined using various valuation techniques, including the income and market approaches.

Susser Merger [Member]
Summary Of Preliminary Assets And Liability Acquired
The following table summarizes the assets acquired and liabilities assumed recognized as of the merger date:

Susser
Total current assets	$446
Property, plant and equipment	1,069
Goodwill(1)	1,734
Intangible assets	611
Other non-current assets	17
3,877

Total current liabilities	377
Long-term debt, less current maturities	564
Deferred income taxes	488
Other non-current liabilities	39
Noncontrolling interest	626
2,094
Total consideration	1,783
Cash received	67
Total consideration, net of cash received	$1,716

(1)	None of the goodwill is expected to be deductible for tax purposes.

Eagle Rock Midstream Acquisition [Member]
Summary Of Preliminary Assets And Liability Acquired
On July 1, 2014, Regency acquired Eagle Rock’s midstream business (the “Eagle Rock Midstream Acquisition”) for $1.3 billion, including the assumption of $499 million of Eagle Rock’s 8.375% senior notes due 2019. The remainder of the purchase price was funded by $400 million in Regency Common Units sold to a wholly-owned subsidiary of ETE, 8.2 million Regency Common Units issued to Eagle Rock and borrowings under Regency’s revolving credit facility. Our consolidated statement of operations for the year ended December 31, 2014 included revenues and net income attributable to Eagle Rock’s operations of $903 million and $30 million, respectively.
The total purchase price was allocated as follows:

Assets	At July 1, 2014
Current assets	$120
Property, plant and equipment	1,295
Other non-current assets	4
Goodwill	49
Total assets acquired	1,468
Liabilities
Current liabilities	116
Long-term debt	499
Other non-current liabilities	12
Total liabilities assumed	627

Net assets acquired	$841

PVR Acquisition [Member]
Summary Of Preliminary Assets And Liability Acquired
On March 21, 2014, Regency acquired PVR for a total purchase price of $5.7 billion (based on Regency’s closing price of $27.82 per Regency Common Unit on March 21, 2014), including $1.8 billion principal amount of assumed debt (the “PVR Acquisition”). PVR unitholders received (on a per unit basis) 1.02 Regency Common Units and a one-time cash payment of $36 million, which was funded through borrowings under Regency’s revolving credit facility. Our consolidated statement of operations for the year ended December 31, 2014 included revenues and net income attributable to PVR’s operations of $956 million and $166 million, respectively.
The total purchase price was allocated as follows:

Assets	At March 21, 2014
Current assets	$149
Property, plant and equipment	2,716
Investment in unconsolidated affiliates	62
Intangible assets (average useful life of 30 years)	2,717
Goodwill(1)	370
Other non-current assets	18
Total assets acquired	6,032
Liabilities
Current liabilities	168
Long-term debt	1,788
Premium related to senior notes	99
Non-current liabilities	30
Total liabilities assumed	2,085
Net assets acquired	$3,947
(1)None of the goodwill is expected to be deductible for tax purposes.

Sunoco LP and Legacy Sunoco Inc. [Member]
Additional Financial Information Disclosure [Text Block]
Following is a summary of amounts reflected for the prior periods in ETP’s consolidated statements of operations related to Sunoco, LLC and the legacy Sunoco, Inc. retail business, which operations are no longer consolidated for the current period in 2016:

	Years Ended December 31,
	2015	2014
Revenues	$12,482	$22,487
Cost of products sold	11,174	21,155
Operating expenses	798	727
Selling, general and administrative expenses	106	99